Provisions - Provisions Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) people	Dec. 31, 2024 EUR (€) people	Dec. 31, 2023 EUR (€) people
Disclosure of other provisions [line items]
Number of employees accepted the pre-retirement and voluntary redundancy offers | people	1,238	826	502
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers	€ 389	€ 303	€ 160
Contributions to defined contribution pension funds	332	354	307
Actuarial gains and losses on defined benefit pension plans	(73)	(584)	(1,038)
Spain
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds	130	126	116
Actuarial gains and losses on defined benefit pension plans	€ (33)	€ 21	€ 10
Annual discount rate	3.75%	3.00%
Spain | Post-employment plans
Disclosure of other provisions [line items]
Annual discount rate	3.75%	3.00%	3.35%
Cumulative annual CPI growth	2.00%	2.00%	2.00%
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Annual discount rate	3.75%	3.00%	3.35%
Cumulative annual CPI growth	2.00%	2.00%	2.00%
Spain | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Spain | Discount rate actuarial assumptions | Post-employment plans
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	4.02%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(3.75%)
Spain | Discount rate actuarial assumptions | Other long term employee benefits
Disclosure of other provisions [line items]
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	1.15%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(1.15%)
United Kingdom
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds	€ 92	€ 98	€ 87
Actuarial gains and losses on defined benefit pension plans	€ 117	€ 475	€ 687
Annual discount rate	5.58%	5.54%	4.63%
Cumulative annual CPI growth	2.90%	3.11%	3.02%
United Kingdom | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	5.82%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(5.28%)
United Kingdom | Inflation rate assumption
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(4.14%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	4.23%
Other foreign subsidiaries
Disclosure of other provisions [line items]
Contributions to defined contribution pension funds	€ 110	€ 133	€ 107
Actuarial gains and losses on defined benefit pension plans	€ 136	€ 147	€ 247
Other foreign subsidiaries | Discount rate actuarial assumptions
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	3.92%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(3.53%)
Brazil
Disclosure of other provisions [line items]
Cumulative annual CPI growth	3.00%
Brazil | Minimum
Disclosure of other provisions [line items]
Annual discount rate	10.52%
Brazil | Maximum
Disclosure of other provisions [line items]
Annual discount rate	10.65%
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 524
Provision used, other provisions	384
Brazil | Legal proceedings provision
Disclosure of other provisions [line items]
Additional provisions charged to income statement	185
Provision used, other provisions	€ 159